Accrued warranty cost	12 Months Ended
Dec. 31, 2017
Accrued warranty cost
Accrued warranty cost

19.  Accrued warranty cost

The movement of Company’s accrued warranty costs for solar module is summarized below:

	As of December 31,	As of December 31,	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
Beginning balance	251,740	380,132	533,214
Warranty provision	128,392	153,082	181,547
Warranty utilization	—	—	(5,078)

Ending balance	380,132	533,214	709,683